ALLOCATION OF NON-RESTRICTED EQUITY (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of classes of share capital [abstract]
Schedule of non - restricted equity
SEK	APR 30, 2018	APR 30, 2017
Share premium reserve	1,232,603,020	1,074,619,456
Retained earnings	(808,607,126)	(639,377,516)
Income for the year	(118,863,649)	(160,072,959)
Total	305,032,245	275,168,981